Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Gravity Games Corp. KRW	Dec. 31, 2012 Product Technology KRW	Dec. 31, 2011 Product Technology KRW	Dec. 31, 2012 Product Technology Dragonica KRW	Dec. 31, 2011 Product Technology Dragonica KRW	Dec. 31, 2012 Other Intangible Assets KRW	Dec. 31, 2011 Other Intangible Assets KRW	Dec. 31, 2012 In-process research and development technology KRW	Dec. 31, 2011 Gravity Games Corp. KRW
Goodwill and Intangible Assets Disclosure [Line Items]
Capitalized R&D costs, costs of software to be sold, leased, or marketed		2,303,000,000	5,261,000,000	4,243,000,000
Aggregate amortization expense for intangible assets		6,479,000,000	2,631,000,000	2,099,000,000
Impairment loss recognized	$ 13,702,000	14,569,000,000	3,697,000,000	475,000,000	3,614,000,000	2,225,000,000	2,384,000,000	2,161,000,000	2,384,000,000	227,000,000	799,000,000	8,503,000,000	514,000,000